VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The Consolidated VIEs whose assets cannot be used for purposes other than for the settlement of the VIE’s obligations are as follows:

at December 31
(millions of Canadian $)	2017	2016

ASSETS
Current Assets
Cash and cash equivalents	41	77
Accounts receivable	63	71
Inventories	23	25
Other	11	10
	138	183
Plant, Property and Equipment	3,535	3,685
Equity Investments	917	606
Goodwill	490	525
Intangible and Other Assets	3	1
	5,083	5,000
LIABILITIES
Current Liabilities
Accounts payable and other	137	80
Dividends payable	1	—
Accrued interest	23	21
Current portion of long-term debt	88	76
	249	177
Regulatory Liabilities	34	34
Other Long-Term Liabilities	3	4
Deferred Income Tax Liabilities	13	7
Long-Term Debt	3,244	2,827
	3,543	3,049

Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The carrying value of these VIEs and the maximum exposure to loss as a result of the Company's involvement with these VIEs are as follows:

at December 31
(millions of Canadian $)	2017	2016

Balance sheet
Equity investments	4,372	4,964
Off-balance sheet
Potential exposure to guarantees	171	163
Maximum exposure to loss	4,543	5,127